Other Equity - Additional disclosures (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Merger reserve
Transfer (to) from retained earnings - merger reserve	£ 0	£ (2,341)
Share awards and options | Own shares held
Own shares held	16		39
Par value	£ 1
Own shares acquired	30
Delivery of own shares held	53